S000075206 [Member] Performance Management - iShares U.S. Intermediate Government Bond Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Government: Intermediate Index. The Bloomberg U.S. Government: Intermediate Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BFA, BAL and their affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by phone at (800) 882‑0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Government: Intermediate Index. The Bloomberg U.S. Government: Intermediate Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS iShares U.S. Intermediate Government Bond Index Fund As of 12/31
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the highest return for a quarter was 3.97% (quarter ended December 31, 2023) and the lowest return for a quarter was -1.62% (quarter ended December 31, 2024).

Performance Table Heading	As of 12/31/25 Average Annual Total Returns
Performance Table Narrative
After‑tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Phone [Text]	(800) 882‑0052
iShares U.S. Intermediate Government Bond Index Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	3.97%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(1.62%)
Lowest Quarterly Return, Date	Dec. 31, 2024